PROPERTY, PLANT, AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Gross	$ 2,001,753		$ 1,748,182	$ 2,001,753	$ 1,748,182
Less accumulated depreciation	188,970		125,542	188,970	125,542
Property, plant, and equipment, net	1,812,783		1,622,640	1,812,783	1,622,640
Long-lived asset impairment	1,600	$ 7,700	5,500	9,305	5,505	$ 0
Depreciation expense				63,915	53,064	37,947
Capitalized interest				3,372	4,646	6,690
Williston Basin Segment
Property, Plant and Equipment [Line Items]
Long-lived asset impairment				7,554	0	0
Barnett Shale Segment
Property, Plant and Equipment [Line Items]
Long-lived asset impairment				531	5,505	0
Piceance Basin Segment
Property, Plant and Equipment [Line Items]
Long-lived asset impairment				1,220	0	$ 0
Gathering and processing systems and related equipment
Property, Plant and Equipment [Line Items]
Gross	1,883,139		1,630,250	1,883,139	1,630,250
Construction in progress
Property, Plant and Equipment [Line Items]
Gross	75,132		48,500	75,132	48,500
Land and line fill
Property, Plant and Equipment [Line Items]
Gross	11,055		11,057	11,055	11,057
Other
Property, Plant and Equipment [Line Items]
Gross	$ 32,427		$ 58,375	$ 32,427	$ 58,375